Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Class A [Member]
Shares issued upon exercise of share options and vesting of RSUs	2,978,728	6,423,214	6,713,415